UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               ------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Roark, Rearden & Hamot Capital Management, LLC*
Address:  420 Boylston Street
          Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
Title:    Managing member
Phone:    (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot           Boston, MA              November 9, 2009
------------------------    ---------------------   ---------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $108,364
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.        Form 13F File Number         Name
    1          28-11734                     Costa Brava Partnership III L.P.
    2          28-11736                     Roark, Rearden & Hamot, LLC
    3          28-11733                     Seth W. Hamot

                        Costa Brava Partnership III L.P.
                   Form 13F Information Table as of 9/30/2009




                                                                         Market
                                                           Shares or PRN  Value   Investment                    Voting Authority
Name of Issuer                 Title of Class      CUSIP      Amount   Long x1000 Discretion  Other Managers  Sole     Shared   None

ACTIVIDENTITY CORP             COM               00506P103    579625    1,605.56    sole                      579625
ALLEGIANT TRAVEL CO            COM               01748X102     60000    2,285.40    sole                       60000
AMEDISYS INC                   COM               023436108     25000    1,090.75    sole                       25000
BREITBURN ENERGY PARTNERS L P  COM UT LTD PTN    106776107    300000    3,411.00    sole                      300000
CCA INDS INC                   COM               124867102    574300    2,325.92    sole                      574300
CHIMERA INVT CORP              COM               16934Q109    924876    3,533.03    sole                      924876
CUSHING MLP TOTAL RETURN FD    COM SHS           231631102     59084      408.26    sole                       59084
DELIA'S INC NEW                COM               246911101    889939    1,913.37    sole                      889939
DG FASTCHANNEL INC             COM               23326R109    508000   10,637.52    sole                      508000
ENTORIAN TECHNOLOGIES INC      COM               29383P100   1102173      540.17    sole                     1102173
HECKMANN CORP                  COM               422680108   1731980    7,932.47    sole                     1731980
IMAX CORP                      COM               45245E109    558450    5,285.39    sole                      558450
INCONTACT INC                  COM               45336E109    154700      461.01    sole                      154700
INDIA GLOBALIZATION CAP INC    COM               45408X100    100000      179.01    sole                      100000
KAPSTONE PAPER & PACKAGING C   COM               48562P103    298004    2,425.75    sole                      298004
KIT DIGITAL INC                COM NEW           482470200    216678    2,147.28    sole                      216678
KRATOS DEFENSE & SEC SOLUTIO   COM NEW           50077B207     83410      729.84    sole                       83410
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201  53015Y115   3503000    2,136.83    sole                     3503000
MDS INC                        COM               55269P302    765000    6,274.42    sole                      765000
MEDQUIST INC                   COM               584949101   2423272   15,412.01    sole                     2423272
MOTORCAR PTS  AMER INC         COM               620071100    352571    1,840.65    sole                      352571
NABI BIOPHARMACEUTICALS        COM               629519109    448700    1,610.83    sole                      448700
NATUZZI SPA                    ADR               63905A101    487000    1,300.29    sole                      487000
NUANCE COMMUNICATIONS INC      COM               67020Y100    250000    3,740.00    sole                      250000
OCWEN FINL CORP                COM NEW           675746309    179000    2,026.28    sole                      179000
ORANGE 21 INC                  COM               685317109   3244542    2,822.75    sole                     3244542
PLANAR SYS INC                 COM               726900103    962900    2,580.57    sole                      962900
QLT INC                        COM               746927102   2303474    8,509.28    sole                     2303474
SELECTICA INC                  COM               816288104    195000       64.35    sole                      195000
TECHTEAM GLOBAL INC            COM               878311109   1319274   11,213.83    sole                     1319274
TRIMERIS INC                   COM               896263100    565614    1,380.10    sole                      565614
WARNER CHILCOTT PLC IRELAND    COM CL A          G94368100     25000      540.50    sole                       25000